GOING CONCERN AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)														2 Months Ended	3 Months Ended			4 Months Ended	12 Months Ended
	May 15, 2026	May 13, 2026	Apr. 01, 2026	Feb. 04, 2026	Feb. 03, 2026	Jan. 22, 2026	Jan. 21, 2026	Jan. 05, 2026	May 07, 2025	Apr. 11, 2025	Jul. 30, 2024	Jan. 26, 2024	May 02, 2023	Mar. 15, 2026	Mar. 31, 2026	Mar. 31, 2025		May 12, 2026	Dec. 31, 2025		Dec. 31, 2024		Apr. 30, 2021	Apr. 14, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit															$ 236,064,897				$ 233,581,184		$ 224,868,641
Working capital deficit															40,724,721				39,740,819
Debt instrument default amount															18,714,423				18,714,423
Notes payable															18,658,590				18,448,173		$ 20,241,164
New convertible notes															215,000				215,000
Debt Instrument, Face Amount															97,017				$ 32,526
Reverse stock split shares						58,309													2,480,814,993		457,990,649
Proceeds from issuance of common stock															47,069	$ 260,805			$ 392,168		$ 1,212,370
Stock split share																					146,517,693
Shares issued value															$ 52,069	$ 260,805			$ 392,168		$ 1,212,370
Lease term																							5 years	5 years
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split shares															58,309				1,364,594,180		1,604,508,342
Proceeds from issuance of common stock															$ 47,069				$ 392,168		$ 1,212,370
Stock issued during the period															439,796	226,766	[1]		496,163	[2]	320,901	[3]
Number of shares issued for services															300,000				40,000	[2]
Shares issued value															$ 440	$ 227	[1]		$ 496	[2]	$ 321	[3]
GHS Investments LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred offering costs																			295,965		$ 280,094
GHS Investments LLC [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split shares											400,000	200,000									200,000
Stock split share											1,000,000,000										1,000,000,000
Stock issued during the period											2,000,000,000
Financing and Registration Rights Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt fund issued										$ 10,000,000			$ 10,000,000
Equity financing agreement description										The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed three hundred percent (300%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the 2025 Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equalling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the lowest trading price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put iso GHS. No put will be made in an amount equalling less than $10,000 or greater than $1,000,000. Puts may be delivered by the Company to GHS until the earlier of thirty-six (36) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares. The Company also agreed to issue to the investor as an equity incentive shares (the “Commitment Shares”) equal to one quarter of one percent (0.25%) of the Commitment Amount, priced at a fixed price equaling ninety-five (95%) of the VWAP for the trading day preceding the execution of Agreements. This equates to $25,000, and as of the filing date of this quarterly report the shares have not been issued.			The maximum amount that the Company shall be entitled to put to GHS in each put notice will not exceed two hundred fifty percent (250%) of the average of the daily trading dollar volume of the Company’s common stock during the ten (10) trading days preceding the put, so long as such amount does not exceed 4.99% of the outstanding shares of the Company. Pursuant to the Financing Agreement, GHS and its affiliates will not be permitted to purchase, and the Company may not put shares of the Company’s common stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding common stock. The price of each put share shall be equal to eighty percent (80%) of the lowest daily volume weighted average price of the Company’s common stock for the ten (10) consecutive trading days preceding the date on which the applicable put is delivered to GHS. No put will be made in an amount equaling less than $10,000 or greater than $750,000. Puts may be delivered by the Company to GHS until the earlier of twenty-four (24) months after the effectiveness of the registration statement on Form S-1 or the date on which GHS has purchased an aggregate of $10,000,000 worth of put shares.
Reverse stock split shares																					29,304
Deferred offering costs																					$ 172,117
Financing and Registration Rights Agreement [Member] | GHS Investments LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable															$ 5,000
Sale of stock															439,796
Proceeds from issuance of common stock															$ 47,069				$ 96,203
Deferred offering costs																					$ 760,160
Stock issued during the period																			272,919		91,598
Number of shares issued for services																			223,244
Financing and Registration Rights Agreement [Member] | GHS Investments LLC [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock									800,000
Reverse stock split shares									4,000,000,000										1,116,220,813
Stock issued during the period									800,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable																		$ 5,000
Other Expenses	$ 93,000	$ 100,000			$ 100,000			$ 90,000
Debt Instrument, Face Amount		$ 110,000			$ 110,000			100,000
Reverse stock split shares							58,309
Stock issued during the period																		439,796
Shares issued value				$ 100,000				$ 75,000										$ 47,068
Subsequent Event [Member] | Financing and Registration Rights Agreement [Member] | GHS Investments LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable														$ 5,000
Reverse stock split shares														439,796
Shares issued value														$ 47,068
Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable															190,000				$ 290,000
Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable															$ 375,000				$ 375,000		$ 375,000
Promissory Note [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Expenses			$ 100,000
Debt Instrument, Face Amount			110,000
Convertible Promissory Note [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other Expenses			93,000
Debt Instrument, Face Amount			$ 100,000

[1]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[2]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.
[3]	Retroactively restated for five thousand-for-one share consolidation on January 21, 2026.